TRADE RECEIVABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and accrued receivables from customers	$ 686	$ 844
Other receivables	46	89
Prepayments	34	35
Related party receivables (Note 26)	70	37
Total trade receivables and other	$ 836	$ 1,005